Expense Example, No Redemption - S000074124 [Member]	Aug. 31, 2025 USD ($)
C000231690 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 35
Expense Example, No Redemption, 3 Years	146
Expense Example, No Redemption, 5 Years	268
Expense Example, No Redemption, 10 Years	624
C000231692 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	194
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	$ 806